Financial assets at amortized cost - Summary of maturity analysis of finance lease payments receivable (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	$ 4,441,078	$ 4,035,135
Present value of minimum lease payments	2,912,334	2,818,742
Principal [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Present value of minimum lease payments	2,822,018	2,732,548
Interest accrued [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Present value of minimum lease payments	90,316	86,194
Up to 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	1,426,378	1,663,407
Present value of minimum lease payments	803,133	1,124,294
From 1 to 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment	3,014,700	2,371,728
Present value of minimum lease payments	$ 2,109,201	$ 1,694,448